Schedule of lease liabilities (Details)	12 Months Ended
	Apr. 30, 2025 USD ($)	Apr. 30, 2024 USD ($)	Apr. 30, 2025 SGD ($)	Apr. 30, 2024 SGD ($)	Apr. 30, 2023 SGD ($)	Apr. 30, 2022 SGD ($)
IfrsStatementLineItems [Line Items]
Total	$ 390,267		$ 509,455	$ 528,585	$ 545,021	$ 612,329
Lease liabilities type [member]
IfrsStatementLineItems [Line Items]
Principal amount			612,000	612,000
Maturities	August 2044	August 2044
Interest rate	At the bank’s prevailing CPL Board Rate with monthly rests	At the bank’s prevailing CPL Board Rate with monthly rests
Current			20,225	20,833
Non-current			489,230	507,752
Total	$ 390,267	$ 387,639	$ 509,455	$ 528,585